Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 114.7	$ 89.1
Goods and work in process	98.8	109.1
Inventory, Finished Goods, Net of Reserves	34.9	49.6
Inventories,Total	$ 248.4	$ 247.8